FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Sensitivity Analysis for Types of Market Risk	If interest rates had been 1% higher or lower, with all other variables held constant, interest expense would have increased (decreased) by:

For the years ended December 31	2022		2021
(in thousands of U.S. dollars)	1% increase	1% decrease	1% increase	1% decrease

Interest expense	$14,736	$(15,711)	$7,815	$(826)
The impact of a 1% increase or decrease in the Canadian dollar exchange rate would result in the following impacts to assets and liabilities:

For the years ended December 31	2022		2021
(in thousands of U.S. dollars)	1% increase	1% decrease	1% increase	1% decrease

Assets
Equity-accounted investments in multi-family rental properties	$208	$(208)	$209	$(209)
Equity-accounted investments in Canadian residential developments	1,068	(1,068)	988	(988)
Canadian development properties	1,367	(1,367)	1,335	(1,335)
Investments in U.S. residential developments	1	(1)	3	(3)
	$2,644	$(2,644)	$2,535	$(2,535)

Liabilities
Debt	339	(339)	482	(482)
	$339	$(339)	$482	$(482)

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
The scheduled principal repayments and debt maturities are as follows, reflecting the maturity dates after all extensions have been exercised:

(in thousands of U.S. dollars)	Single-family rental borrowings	Canadian development properties borrowings	Corporate borrowings	Total

2023	$756,499	$221	$415	$757,135
2024	345,620	228	12,302	358,150
2025	1,575,641	15,614	—	1,591,255
2026	1,568,101	5,032	—	1,573,133
2027	956,107	—	—	956,107
2028 and thereafter	542,457	—	—	542,457
	5,744,425	21,095	12,717	5,778,237
Transaction costs (net of amortization)				(49,404)
Debt discount (net of amortization)				(649)
Total debt				$5,728,184
The future repayments of principal and interest on financial liabilities are as follows, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2022	Due on demand and in 2023	From 2024 to 2025	From 2026 to 2027	2028 and thereafter	Total
Principal
Debt(1),(2)	$757,135	$1,949,405	$2,529,240	$542,457	$5,778,237
Due to Affiliate	—	—	—	295,325	295,325
Interest
Debt(1)	190,805	358,650	128,317	19,544	697,316
Due to Affiliate(3)	16,981	33,962	34,192	120,936	206,071
Total	$964,921	$2,342,017	$2,691,749	$978,262	$6,976,949
(1) Certain mortgages' principal and interest repayments were translated to U.S. dollars at the period-end exchange rate.
(2) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(3) Reflects the contractual maturity date of September 3, 2032.

Disclosure of Maturity Analysis for Derivative Financial Liabilities
The following tables present the contractual maturities of the Company’s financial liabilities at December 31, 2022 and December 31, 2021, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2022	Due on demand and in 2023	From 2024 to 2025	From 2026 to 2027	2028 and thereafter	Total
Liabilities
Debt(1)	$757,135	$1,949,405	$2,529,240	$542,457	$5,778,237
Other liabilities	—	10,370	8,620	15,534	34,524
Limited partners' interests in single-family rental business	—	—	851,416	845,456	1,696,872
Derivative financial instruments	—	—	—	51,158	51,158
Due to Affiliate	—	—	—	295,325	295,325
Amounts payable and accrued liabilities	138,273	—	—	—	138,273
Resident security deposits	79,864	—	—	—	79,864
Dividends payable	15,861	—	—	—	15,861
Total	$991,133	$1,959,775	$3,389,276	$1,749,930	$8,090,114
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.

(in thousands of U.S. dollars)
As at December 31, 2021	Due on demand and in 2022	From 2023 to 2024	From 2025 to 2026	2027 and thereafter	Total
Liabilities
Debt(1)	$254,805	$822,163	$2,439,432	$438,251	$3,954,651
Other liabilities	—	8,538	7,863	18,347	34,748
Limited partners' interests in single-family rental business	—	—	600,572	346,880	947,452
Derivative financial instruments	—	—	—	230,305	230,305
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	102,954	—	—	—	102,954
Resident security deposits	56,785	—	—	—	56,785
Dividends payable	15,821	—	—	—	15,821
Total	$430,365	$830,701	$3,047,867	$1,333,783	$5,642,716
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
Disclosure of Net Liabilities
The details of the net liabilities are shown below:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Cash	$204,303	$176,894
Amounts receivable	24,984	41,582
Prepaid expenses and deposits	37,520	32,946
Current assets	266,807	251,422

Amounts payable and accrued liabilities	138,273	102,954
Resident security deposits	79,864	56,785
Dividends payable	15,861	15,821
Current portion of long-term debt	757,135	254,805
Current liabilities	991,133	430,365

Net current liabilities	$(724,326)	$(178,943)